INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Years Ended December 31,
	2017	2016	2015
	$	$	$
Net loss for the year	(61,287)	(497,610)	(2,417,247)
Combined federal and provincial income tax rates	26.50%	26.50%	26.50%
Income tax recovery at Canadian federal and provincial statutory rates	(16,000)	(131,867)	(640,570)

Permanent differences	(77,000)	13,679	(49,263)
Difference between Canadian rates and rates applicable to subsidiary in the Foreign Jurisdictions	-	-	(80,501)
Foreign exchange differences	-	(91,671)	575,147
Other	2,000	7,219	1,887
Change in unrecognized deferred tax asset	91,000	202,640	193,300
Income tax expense	-	-	-

Disclosure of deferred taxes [Table Text Block]
	2017	2016
	$	$
Non-capital losses carried forward	15,953,000	13,514,706
Financing costs - Canada	7,000	-
Fixed assets - Canada	255,000	185,547
Exploration and evaluation properties - Congo	31,242,000	31,000,260
Total	47,457,000	44,700,513

Disclosure of detailed information about non-capital losses available explanatory [Table Text Block]
2026	$46,000
2027	215,000
2028	772,000
2029	879,000
2030	1,982,000
2031	3,381,000
2032	2,852,000
2033	2,538,000
2034	1,135,000
2035	810,000
2036	798,000
2037	545,000
$15,953,000